Income Taxes Level 4 (Details) - Summary of the Valuation Allowance (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Valuation Allowance [Line Items]
Income Tax Expense (Benefit)	$ 22	$ 379	$ (410)
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	999
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	518	122	432
Changes in Related Gross Deferred Tax Assets/Liabilities	4	(29)	0
Charge/Release	66	425	(310)
Balance at End of Period	588	518	122
Tax Credit Carryforward, Amount	2
Valuation allowance on state net operating loss carryforwards	63
Operating Loss Carryforwards, Valuation Allowance	154
Undistributed Earnings of Foreign Subsidiaries	$ 424